Changes in Equity and Earnings per Share - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 EUR (€) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 EUR (€) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares	Jun. 30, 2020 EUR (€) shares	Oct. 24, 2019 EUR (€) € / shares	Oct. 24, 2018 EUR (€) € / shares
Disclosure of classes of share capital [line items]
Issued capital		$ 1,736				$ 1,736
Number of shares issued | shares		1,959,000,000		1,957,000,000	1,957,000,000			1,959,000,000
Dividend declared per share | € / shares									€ 0.80	€ 0.80
Dividend declared | €									€ 1,588	€ 1,565
Dividend declared date		Oct. 24, 2019	Oct. 24, 2019	Oct. 24, 2018	Oct. 24, 2018
Dividend proposed per share | $ / shares						$ 0.50	$ 1.00
Dividend proposed | €			€ 1,002		€ 1,978
Dividend paid per share | $ / shares						$ 1.30	$ 1.80
Dividend paid		$ 1,262	€ 2,590	$ 2,553	€ 3,557
Profit attributable to equity holders		(1,900)		6,055
Diluted earnings per share based on the profit		$ (1,900)		$ 6,055
Number of antidilutive share options outstanding | shares		72,000,000		64,000,000	64,000,000			72,000,000
Recycled of cash flow hedge		$ 70		$ 64
Exchange differences on translation of foreign operations (gains/(losses))		(13,025)		1,714
Australia Divestiture [Member]
Disclosure of classes of share capital [line items]
Recycled of cash flow hedge		$ 370
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares		326,000,000	326,000,000
OCI reserves [member]
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations (gains/(losses))	[1]	$ (12,293)		$ 1,719
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage		15.00%	15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital		$ 1,736
Equity shares | shares		48,085,315						48,085,315
Number of shares authorized | shares		2,019,241,973						2,019,241,973
Number of shares outstanding | €								€ 37
Parent [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		30,000,000						30,000,000

[1]	See Note 18 Changes in equity and earning per share.